Goodwill and Other Intangible Assets (Details) - Schedule of carrying amount of goodwill and licenses $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill and Other Intangible Assets (Details) - Schedule of carrying amount of goodwill and licenses [Line Items]
Goodwill	$ 2,455
Licenses	1,722
ILSB [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of carrying amount of goodwill and licenses [Line Items]
Goodwill	1,438
Licenses	522
OFN [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of carrying amount of goodwill and licenses [Line Items]
Goodwill	1,017
Licenses	$ 1,200